Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes
Income Taxes

7 - Income Taxes

ADVN files income tax returns in the U.S. federal jurisdiction and the state of California. There are currently no income tax examinations underway for these jurisdictions since December 31, 2010 is the initial tax filing period.

ADVN provides deferred income taxes for differences between the tax reporting bases and the financial reporting bases of assets and liabilities. ADVN had no unrecognized income tax benefits. Should ADVN incur interest and penalties relating to tax uncertainties, such amounts would be classified as a component of interest expense and operating expense, respectively. Unrecognized tax benefits are not expected to increase or decrease within the next twelve months.

As of December 31, 2012, ADVN has net operating losses for federal and state income tax purposes of approximately 3,639,000 which are available for application against future taxable income and which will start expiring in 2031. The benefit associated with the net operating loss carry forward will more likely than not go unrealized unless a future operation is successful. Since the success of future operations is indeterminable, the potential benefits resulting from these net operating losses have not been recorded in the financial statements.

8 - Income Taxes

Ad-Vantage files income tax returns in the U.S. federal jurisdiction and the state of California. There are currently no income tax examinations underway for these jurisdictions since December 31, 2010 is the initial tax filing period.

Ad-Vantage provides deferred income taxes for differences between the tax reporting bases and the financial reporting bases of assets and liabilities. Ad-Vantage had no unrecognized income tax benefits. Should Ad-Vantage incur interest and penalties relating to tax uncertainties, such amounts would be classified as a component of interest expense and operating expense, respectively. Unrecognized tax benefits are not expected to increase or decrease within the next twelve months.

Provision for (benefit from) income taxes from continuing operations consists of the following:

	2012	2011
Current:
Federal	$ -	$ -
State	2,400	800
	2,400	800
Deferred:
Federal	(1,870,543)	2,442
State	(320,837)	-
Valuation allowance	2,191,380	(2,442)
	-	-
Total	$ 2,400	$ 800

The benefit from income taxes differs from the amount computed by applying the federal statutory income tax rate to losses from continuing operations before income taxes. The sources and tax effects of the differences are as follows:

	2012	2011
Statutory Rate	34.0%	34.0%
State Income Taxes, Net of Federal Benefit	5.8%	-0.4%
Permanent items	-15.7%	0.0%
Change in valuation allowance	-24.1%	1.2%
Prior year true up	-0.1%	-35.2%
Other	0.1%	0.0%
Tax Rate	-0.0%	-0.4%

Deferred income taxes on the balance sheet result from temporary differences between the amount of assets and liabilities recognized for financial reporting and tax purposes. The components of the net deferred income tax liability at December 31 are as follows:

	2012	2011
Deferred tax assets:
Bad debt allowance	$ 14,076	$ 28,152
Compensation accruals	27,577	-
Accrued expenses	24,546	-
Other - Current	-
Subtotal Current	$ 66,199	$ 28,152
Stock based compensation	$ 1,096,204	$ -
Depreciation	3,248	-
NOL carryforwards	1,385,620	-
NOL carryforwards - JMG	7,404,603	7,110,663
Property basis difference	416,917	415,935
Other - Noncurrent	31,277
Subtotal Noncurrent	$ 10,337,869	$ 7,526,598
Net deferred tax asset/(liabilities)	$ 10,404,068	$ 7,554,750
Valuation allowance	(10,404,068)	(7,554,750)
	$ -	$ -

As of December 31, 2012, Ad-Vantage has net operating losses for federal and state income tax purposes of approximately 3,639,000 which are available for application against future taxable income and which will start expiring in 2031. The benefit associated with the net operating loss carry forward will more likely than not go unrealized unless a future operation is successful. Since the success of future operations is indeterminable, the potential benefits resulting from these net operating losses have not been recorded in the financial statements.